Quarterly Financial Information (Unaudited) - Schedule Of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 07, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 10.00	$ 10.00	$ 0.0001
Preferred stock par value	0.0001	0.0001	0.0001
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	10.00	10.00
Common stock par value	0.0001	0.0001	0.0001
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	$ 0.0001	0.0001	0.0001	$ 0.0001
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		0.0001	0.0001
Preferred stock par value		0.0001	0.0001
Previously Reported [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value		0.0001	0.0001
Previously Reported [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value		0.0001	0.0001
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		0.0001	0.0001
Preferred stock par value		0.0001	0.0001
Restatement Adjustment [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value		0.0001	0.0001
Restatement Adjustment [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value		$ 0.0001	$ 0.0001